Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor Company		Successor Company		Successor Company		Successor Company
			As Restated		As Restated		As Restated
Hedge Designation/Derivative Type	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021
Cash flow hedges
Interest rate swaps	$250	$100	$—	$—	$—	$—	$—	$—
Total cash flow hedges	250	100	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	1,363	3,074	(1)	(7)	3	19	(4)	(26)
Foreign exchange contracts
Foreign currency swaps and forwards	161	161	15	9	16	10	(1)	(1)
Credit contracts
Credit derivatives that assume credit risk	500	100	4	2	4	2	—	—
Variable annuity hedge program
GMWB product derivatives [1]	6,308	7,086	131	80	131	100	—	(20)
GMWB reinsurance contracts	1,397	1,555	(131)	(8)	—	—	(131)	(8)
Macro hedge program	22,823	22,991	211	(213)	506	145	(295)	(358)
Fixed indexed annuities
FIA product derivative [1] [2]	—	—	(385)	(655)	—	—	(385)	(655)
FIA reinsurance contracts [2]	—	—	288	—	288	—	—	—
Other
Modified coinsurance reinsurance contracts [2]	—	—	726	15	129	15	597	—
Total non-qualifying strategies	32,552	34,967	858	(777)	1,077	291	(219)	(1,068)
Total cash flow hedges and non-qualifying strategies	$32,802	$35,067	$858	$(777)	$1,077	$291	$(219)	$(1,068)
Balance Sheet Location
Fixed maturities, AFS	$56	$56	$—	$—	$—	$—	$—	$—
Other investments	11,998	8,163	195	43	237	91	(42)	(48)
Other liabilities	13,043	18,206	34	(252)	292	85	(258)	(337)
Reinsurance recoverables	1,397	1,556	286	7	417	15	(131)	(8)
Funds withheld liability	—	—	597	—	—	—	597	—
Other policyholder funds and benefits payable	6,308	7,086	(254)	(575)	131	100	(385)	(675)
Total derivatives	$32,802	$35,067	$858	$(777)	$1,077	$291	$(219)	$(1,068)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
[2]    For certain assumed and ceded reinsurance agreements the notional value is not indicative of the volume of activity. Refer to Note 5 - Reinsurance for additional information regarding the activity which generated the value of the embedded derivative.

Offsetting Assets

Offsetting Derivative Assets and Liabilities
	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2022 (Successor Company)
Other investments	$529	$446	$195	$(112)	$68	$15
Other liabilities	(300)	(195)	34	(139)	(103)	(2)
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.

Offsetting Liabilities

Repurchase Agreements
	Successor Company
	December 31, 2022	December 31, 2021
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$564	$663
Gross amount of collateral pledged related to repurchase agreements [1]	$577	$679
Gross amount of recognized receivables for reverse repurchase agreements [2]	$7	$44
[1]    Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]    Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.

Offsetting Derivative Assets and Liabilities
	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2022 (Successor Company)
Other investments	$529	$446	$195	$(112)	$68	$15
Other liabilities	(300)	(195)	34	(139)	(103)	(2)
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Derivatives in Cash Flow Hedging Relationships
Pre-Tax Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Interest rate swaps	$(35)	$—	$—	$—
Foreign currency swaps	—	—	—	(2)
Total	$(35)	$—	$—	$(2)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain (Loss) Reclassified from AOCI into Income
	As Restated
	For the Year Ended December 31, 2022		For the Period of July 1, 2021 to December 31, 2021
	Net Realized Capital Losses	Net Investment Income	Net Realized Capital Losses	Net Investment Income
Interest rate swaps	$—	$(1)	$—	$—
Foreign currency swaps	—	—	—	—
Total	$—	$(1)	$—	$—
Total amounts presented in the Consolidated Statements of Operations	$(10)	$778	$(20)	$498

Derivative Instruments, Gain (Loss)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	As Restated
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Variable annuity hedge program
GMWB product derivatives	$88	$29	$82	$67
GMWB reinsurance contracts	(88)	4	(24)	(27)
GMWB hedging instruments				42
Variable annuity macro hedge program	(1)	(100)	(301)	(414)
Total variable annuity hedge program	(1)	(67)	(243)	(332)
Fixed Index Annuity
FIA product derivatives	270	—	—	—
Foreign exchange contracts
Foreign currency swaps and forwards	7	5	(2)	(4)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	(306)	21	(76)	180
Credit contracts
Credit derivatives that purchase credit protection	—	—	—	19
Credit derivatives that assume credit risk	3	1	—	—
Other
Modified coinsurance reinsurance contracts	809	15	22	(50)
Total other non-qualifying derivatives	506	37	(54)	149
Total [1]	$782	$(25)	$(299)	$(187)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the FVO.

Disclosure of Credit Derivatives

As of December 31, 2022 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$500	$4	5 years	Corporate Credit	BBB+	$—	$—
Total	$500	$4				$—	$—
As of December 31, 2021 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$100	$2	5 years	Corporate Credit	BBB+	$—	$—
Total	$100	$2				$—	$—
[1]    The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.